Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Dec. 31, 2021
Financial Instruments And Financial Risk Management Tables Abstract
Disclosure of fair value measurement of assets

December 31, 2021	Level 1	Level 2	Level 3	Total

Cash	$139,541,100	$-	$-	$139,541,100

Disclosure of assets and liabilities exposed to currency risk

	December 31, 2021 $	June 30, 2021 $
Cash	118,609,705	736,623
Accounts payable	(880,639)	(1,520,823)